Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

December 31, 2018

Dates Covered
Collections Period	12/01/18 - 12/31/18
Interest Accrual Period	12/17/18 - 01/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/18	344,879,471.85	22,412
Yield Supplement Overcollateralization Amount 11/30/18	11,907,321.67	0
Receivables Balance 11/30/18	356,786,793.52	22,412
Principal Payments	13,834,721.97	378
Defaulted Receivables	1,055,553.46	64
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/18	11,179,692.13	0
Pool Balance at 12/31/18	330,716,825.96	21,970

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.84%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	9,449,548.44	512
Past Due 61-90 days	2,959,986.36	160
Past Due 91-120 days	692,401.58	47
Past Due 121+ days	0.00	0
Total	13,101,936.38	719

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.07%
Delinquency Trigger Occurred	NO

Recoveries	504,553.47
Aggregate Net Losses/(Gains) - December 2018	550,999.99
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.85%
Prior Net Losses Ratio	1.91%
Second Prior Net Losses Ratio	1.04%
Third Prior Net Losses Ratio	2.33%
Four Month Average	1.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.16%

Overcollateralization Target Amount	14,882,257.17
Actual Overcollateralization	14,882,257.17
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.95%
Weighted Average Remaining Term	40.50

Flow of Funds	$ Amount

Collections	15,452,730.34
Investment Earnings on Cash Accounts	70,159.76
Servicing Fee	(297,322.33)
Transfer to Collection Account	0.00
Available Funds	15,225,567.77

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	339,951.05
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	13,525,326.83
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,322,792.14

Total Distributions of Available Funds	15,225,567.77

Servicing Fee	297,322.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 12/17/18	329,359,895.62
Principal Paid	13,525,326.83
Note Balance @ 01/15/19	315,834,568.79

Class A-1
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-2
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-3
Note Balance @ 12/17/18	227,869,895.62
Principal Paid	13,525,326.83
Note Balance @ 01/15/19	214,344,568.79
Note Factor @ 01/15/19	66.1557311%

Class A-4
Note Balance @ 12/17/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	75,480,000.00
Note Factor @ 01/15/19	100.0000000%

Class B
Note Balance @ 12/17/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	26,010,000.00
Note Factor @ 01/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	377,448.80
Total Principal Paid	13,525,326.83
Total Paid	13,902,775.63

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	246,859.05
Principal Paid	13,525,326.83
Total Paid to A-3 Holders	13,772,185.88

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4009058
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.3658741
Total Distribution Amount	14.7667799

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7619106
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.7448359
Total A-3 Distribution Amount	42.5067465

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 12/17/18	23,407,920.41
Investment Earnings	43,538.21
Investment Earnings Paid	(43,538.21)
Deposit/(Withdrawal)	-
Balance as of 01/15/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41